Components of Other Comprehensive Income (Loss) - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 110,386	₱ 113,961	₱ 127,465
Other comprehensive income (loss)	(1,740)	(6,745)	(257)
Cashflow hedges to retained earnings	(1,547)	(1,256)	(2,544)
Ending balance	116,735	110,386	113,961
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	133	149	366
Other comprehensive income (loss)	141	(8)	(217)
Before adjustments		141
Adjustments		(8)
Ending balance	274	133	149
Net loss on financial investments at FVPL - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(9)	(9)
Before adjustments		(9)
Adjustments		9
Ending balance			(9)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(4,608)	(3,287)	(1,965)
Other comprehensive income (loss)	(1,547)	(1,256)	(2,544)
Before adjustments		(4,543)
Adjustments		(65)
Cashflow hedges to retained earnings			1,222
Ending balance	(6,155)	(4,608)	(3,287)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	544	544	544
Other comprehensive income (loss)	1,196
Before adjustments		544
Ending balance	1,740	544	544
Actuarial gains (losses) on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(38,260)	(32,856)	(35,356)
Other comprehensive income (loss)	(1,462)	(5,469)	2,500
Before adjustments		(38,325)
Adjustments		65
Ending balance	(39,722)	(38,260)	(32,856)
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(21)	(20)	(14)
Other comprehensive income (loss)	(8)	3	(6)
Before adjustments		(17)
Adjustments		(4)
Ending balance	(29)	(21)	(20)
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance		(3)	(3)
Before adjustments		(3)
Adjustments		3
Ending balance			(3)
Total other comprehensive loss attributable to equity holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(42,212)	(35,482)	(36,437)
Other comprehensive income (loss)	(1,680)	(6,730)	(267)
Before adjustments		(42,212)
Cashflow hedges to retained earnings			1,222
Ending balance	(43,892)	(42,212)	(35,482)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	10	25	15
Other comprehensive income (loss)	(60)	(15)	10
Before adjustments		10
Ending balance	(50)	10	25
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(42,202)	(35,457)	(36,422)
Other comprehensive income (loss)	(1,740)	(6,745)	(257)
Before adjustments		(42,202)
Cashflow hedges to retained earnings			1,222
Ending balance	₱ (43,942)	₱ (42,202)	₱ (35,457)